Taxes (Details 2) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
VAT taxes payable	$ 435,132	$ 441,704
Income taxes payable	180,315	183,171
Other taxes payable	178,045	180,702
Totals	$ 793,492	$ 805,577